Data Compare Summary (Total)

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	45	948	4.75%	1,154
City	22	978	2.25%	1,154
State	0	981	0.00%	1,154
Zip	45	981	4.59%	1,154
Borrower First Name	2	80	2.50%	1,154
Borrower Last Name	3	84	3.57%	1,154
Note Date	78	979	7.97%	1,154
Original Loan Amount	21	937	2.24%	1,154
First Payment Date	162	829	19.54%	1,154
Original Term	81	894	9.06%	1,154
Maturity Date	360	741	48.58%	1,154
Original Interest Rate	145	631	22.98%	1,154
Original P&I	142	800	17.75%	1,154
Amortization Type	16	110	14.55%	1,154
Representative FICO	279	646	43.19%	1,154
Property Type	63	730	8.63%	1,154
Lien Position	0	947	0.00%	1,154
Occupancy	51	700	7.29%	1,154
Appraised Value	16	43	37.21%	1,154
Interest Collection Type	165	212	77.83%	1,154
Contract Sales Price	451	607	74.30%	1,154
Original CLTV	216	319	67.71%	1,154
Original LTV	284	545	52.11%	1,154
Purpose	431	970	44.43%	1,154
Refi Purpose	150	313	47.92%	1,154
Neg Am	5	503	0.99%	1,154
LTV Valuation Value	313	923	33.91%	1,154
Doc Type	5	9	55.56%	1,154
Margin	306	441	69.39%	1,154
First Interest Rate Change Date	73	134	54.48%	1,154
Interest Rate Change Frequency	92	111	82.88%	1,154
Interest Rate Life Max	44	55	80.00%	1,154
Interest Rate Life Cap	258	370	69.73%	1,154
Interest Rate Periodic Cap	143	167	85.63%	1,154
# of Units	10	91	10.99%	1,154
Interest Only	116	604	19.21%	1,154
Interest Rate Life Min	40	48	83.33%	1,154
Interest Only Period	122	143	85.31%	1,154
Index Type	116	152	76.32%	1,154
Interest Rate Initial Cap	106	225	47.11%	1,154
Interest Rate Life Floor	227	370	61.35%	1,154
Amortization Term	31	751	4.13%	1,154
Balloon Flag	0	18	0.00%	1,154
Prepayment Penalty	5	6	83.33%	1,154
Prepayment Penalty Period (months)	4	4	100.00%	1,154
Rounding Factor	1	1	100.00%	1,154
First Payment Change Date	48	75	64.00%	1,154
PMI Company	26	47	55.32%	1,154
Payment Change Frequency	25	25	100.00%	1,154
MERS Min Number	11	11	100.00%	1,154
PMI Coverage %	376	548	68.61%	1,154
Payment Frequency	35	36	97.22%	1,154
Appraisal Date	489	501	97.60%	1,154
Interest Rate Initial Floor	97	217	44.70%	1,154
Interest Only Period Expiration Date	3	3	100.00%	1,154
Mortgage Type	11	28	39.29%	1,154
Payment Adjustment Cap %	10	10	100.00%	1,154
Other Financing - Lien Position 2 - Current Balance	1	2	50.00%	1,154
Mod Date	0	1	0.00%	1,154
Mod First Payment Date	0	1	0.00%	1,154
Has Modification?	0	1	0.00%	1,154
Total Debt Ratio	0	1	0.00%	1,154
Next Interest Rate Change Date	8	9	88.89%	1,154
Borrower SSN	2	18	11.11%	1,154
Borrower Full Name	8	53	15.09%	1,154
Coborrower SSN	0	4	0.00%	1,154
Coborrower Full Name	3	15	20.00%	1,154
Coborrower First Name	0	13	0.00%	1,154
Coborrower Last Name	1	15	6.67%	1,154
Total	6,399	22,765	28.11%	1,154